Cover Page	May 05, 2020	Nov. 07, 2019
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name		Planet Fitness, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37534
Entity Tax Identification Number		38-3942097
Entity Address, Address Line One		4 Liberty Lane West
Entity Address, City or Town		Hampton
Entity Address, State or Province		NH
Entity Address, Postal Zip Code		03842
City Area Code		603
Local Phone Number		750-0001
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, $0.0001 Par Value
Trading Symbol		PLNT
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001637207
Amendment Flag		false